Risks and Financial Instruments - Contractual undiscounted cash outflows (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
2018 [member]
Summary of risks and financial instruments [line items]
CDI rate	6.39%
Exchange rate of the Real against the U.S. dollar	3.87
TJLP rate	7.03%
IGP-M rate	8.12%
IPCA rate	4.01%
From 2019 To 2021 [member]
Summary of risks and financial instruments [line items]
CDI rate	7.38%
From 2022 To 2023 [member]
Summary of risks and financial instruments [line items]
CDI rate	8.52%
From 2024 To 2033 [member]
Summary of risks and financial instruments [line items]
CDI rate	9.49%
2019 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	3.92
IGP-M rate	4.14%
2020 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.06
2021 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.27
2022 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.53
2023 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.81
2024 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.12
2025 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.44
2026 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.77
2027 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	6.13
From 2020 To 2033 [member]
Summary of risks and financial instruments [line items]
IGP-M rate	3.90%